Deposit Guarantee Insurance - Additional Information (Detail) - ARS ($) $ in Thousands	Feb. 27, 2020	May 01, 2020	Dec. 31, 2019
Disclosure Of Guarantees [line items]
Deposit amount			$ 1,000
Other than individuals [member]
Disclosure Of Guarantees [line items]
Deposit amount		$ 1,500
Individuals [member] | Bottom of range [member]
Disclosure Of Guarantees [line items]
Deposit amount		$ 1,000
BCRA Communique B [member]
Disclosure Of Guarantees [line items]
Interest in the capital stock	8.944%